Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (38)
Unrealized Losses, 12 months or more	(194)
Unrealized Losses, Total	(232)
Fair value, Less than 12 months	11,102
Fair value, 12 months or more	14,585
Fair value, Total	25,687
Unrealized Gains, Less than 12 months	7
Unrealized Gains, 12 months or more	3
Unrealized Gains, Total	10
Fair value, Less than 12 months	990
Fair value, 12 months or more	982
Fair value, Total	$ 1,972